Schedule of Deferred debt issuance costs (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 31, 2012
Deferred Debt Issuance Costs, beginning of period	$ 1,024,294	$ 0
Issuance costs - cash	886,733	1,083,936
Issuance costs warrants	66,278	0
Issuance costs allocated to additional paid in capital	(102,670)	0
Amortization of issuance costs	(346,789)	(59,642)
Effect of foreign exchange	(85,823)	0
Deferred Debt Issuance Costs, end of period	$ 1,442,023	$ 1,024,294